Regulatory Matters (Regulatory capital amounts and ratios) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	$ 70,598,000	$ 68,639,000
Actual, Ratio	17.80%	16.50%
For Capital Adequacy, Amount	15,893,920	16,619,000
For Capital Adequacy, Ratio	4.00%	4.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	84,529,000	84,148,000
Actual, Ratio	21.30%	20.30%
For Capital Adequacy, Amount	31,788,040	33,237,000
For Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	70,598,000	68,639,000
Actual, Ratio	8.30%	7.70%
For Capital Adequacy, Amount	34,078,920	35,552,000
For Capital Adequacy, Ratio	4.00%	4.00%
Security Federal Bank [Member]
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	81,624,000	80,822,000
Actual, Ratio	20.60%	19.50%
For Capital Adequacy, Amount	15,883,000	16,606,000
For Capital Adequacy, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	23,825,220	24,909,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	86,652,000	86,012,000
Actual, Ratio	21.80%	20.70%
For Capital Adequacy, Amount	31,766,960	33,212,000
For Capital Adequacy, Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	39,708,700	41,515,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	81,624,000	80,822,000
Actual, Ratio	9.60%	9.10%
For Capital Adequacy, Amount	34,068,520	35,541,000
For Capital Adequacy, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 42,585,650	$ 44,426,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%